EMPLOYEE POST-RETIREMENT BENEFITS (Details 5) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions in 2013 for other post-retirement benefit plans, Savings Plan and DC Plans	33
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits for 2013 (as a percent)	7.50%
Percentage level to which average annual rate was assumed to decrease	5.00%
Effects of a one per cent change in assumed health care cost trend rates
Effect on total of service and interest cost components, Increase	1
Effect on total of service and interest cost components, Decrease	(1)
Effect on post-retirement benefit obligation, Increase	17
Effect on post-retirement benefit obligation, Decrease	(14)
Pension Benefit Plans
DB Plans
Company's expected funding contributions in 2013	71
Estimated future benefit payments, which reflect expected future service
2013	90
2014	96
2015	101
2016	107
2017	111
2018 to 2022	636
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate (as a percent)	4.35%	5.05%
Rate of compensation increase (as a percent)	3.15%	3.15%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate (as a percent)	5.05%	5.55%	6.00%
Expected long-term rate of return on plan assets (as a percent)	6.70%	6.95%	6.95%
Rate of compensation increase (as a percent)	3.15%	3.10%	3.20%
Net benefit cost
Service cost	66	54	50
Interest cost	94	91	89
Expected return on plan assets	(113)	(114)	(108)
Amortization of actuarial loss	18	10	5
Amortization of past service cost	2	2	2
Amortization of regulatory asset	19	12	5
Net Benefit Cost Recognized	86	55	43
Pre-tax amounts recognized in AOCI
Net loss	362	282	179
Prior service cost	5	7	9
Total pre-tax amounts recognized in AOCI	367	289	188
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	(31)
Estimated prior period cost that will be amortized	2
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(19)	(10)	(5)
Amortization of prior service costs from AOCI to OCI	(2)	(2)	(2)
Funded status adjustment	99	113	15
Total pre-tax amounts recognized in OCI	78	101	8
Pension Benefit Plans | Canadian
DB Plans
Amount of additional letter of credit expected to be provided in next fiscal year	59
Other Post-Retirement Benefit Plans
Estimated future benefit payments, which reflect expected future service
2013	9
2014	9
2015	10
2016	10
2017	11
2018 to 2022	58
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate (as a percent)	4.35%	5.10%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate (as a percent)	5.10%	5.60%	6.00%
Expected long-term rate of return on plan assets (as a percent)	6.40%	6.40%	7.80%
Net benefit cost
Service cost	2	2	2
Interest cost	8	9	9
Expected return on plan assets	(2)	(2)	(2)
Amortization of actuarial loss	1	1	1
Amortization of past service cost	1
Amortization of regulatory asset	1	1	1
Amortization of transitional obligation related to regulated business	2	2	2
Net Benefit Cost Recognized	13	13	13
Pre-tax amounts recognized in AOCI
Net loss	33	29	24
Prior service cost	2	2	2
Total pre-tax amounts recognized in AOCI	35	31	26
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	(2)
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(1)	(1)	(1)
Funded status adjustment	5	6	4
Total pre-tax amounts recognized in OCI	4	5	3